Restatement of Previously Issued Combined Financial Statements - Schedule Of Restatement Of Previously Issued Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Accounts receivable	$ 4,722			$ 21,136				$ 15,875
Total current assets	13,015			22,542				16,649
Goodwill	83,979			83,979				83,979
Total assets	306,450			304,465				295,380
Liabilities:
Accrued liabilities	4,092			3,746				3,956
Accounts payable	6,275			2,924				469
Current portion of finance lease liabilities	1			1				1
Total current liabilities	22,793			20,577				14,277
Deferred income taxes, net	16,021			21,962				28,925
Other long-term liabilities	298			295				1,308
Total liabilities	73,740			70,158				59,843
Parent company net investment:
Parent company net investment	232,710	$ 226,943	$ 224,921	234,307	$ 228,002	$ 226,403	$ 227,600	235,537	$ 218,243	$ 204,882
Total liabilities and parent company net investment	$ 306,450			$ 304,465				295,380
Revision of Prior Period, Adjustment [Member]
Assets:
Accounts receivable								7,000
Combined Balance Sheet [Member]
Assets:
Accounts receivable								15,875	7,924
Total current assets								16,649	7,945
Intangible assets, net								186,644
Goodwill								83,979	77,022
Total assets								295,380	262,384
Liabilities:
Accrued liabilities								3,956
Accounts payable									877
Current portion of finance lease liabilities								1	7
Total current liabilities								14,277	6,217
Deferred income taxes, net								28,925	35,302
Other long-term liabilities								1,308	309
Total liabilities								59,843	44,141
Parent company net investment:
Parent company net investment								235,537	218,243
Total liabilities and parent company net investment								295,380	262,384
Combined Balance Sheet [Member] | Previously Reported [Member]
Assets:
Accounts receivable								8,870	7,774
Total current assets								9,644	7,795
Intangible assets, net								186,592
Goodwill								84,066	77,108
Total assets								288,410	262,320
Liabilities:
Accrued liabilities								3,456
Accounts payable									806
Current portion of finance lease liabilities								14	0
Total current liabilities								13,790	6,139
Deferred income taxes, net								29,185	35,388
Other long-term liabilities								1,295	295
Total liabilities								59,603	44,135
Parent company net investment:
Parent company net investment								228,807	218,185
Total liabilities and parent company net investment								288,410	262,320
Combined Balance Sheet [Member] | Revision of Prior Period, Adjustment [Member]
Assets:
Accounts receivable								7,005	150
Total current assets								7,005	150
Intangible assets, net								52
Goodwill								(87)	(86)
Total assets								6,970	64
Liabilities:
Accrued liabilities								500
Accounts payable									71
Current portion of finance lease liabilities								(13)	7
Total current liabilities								487	78
Deferred income taxes, net								(260)	(86)
Other long-term liabilities								13	14
Total liabilities								240	6
Parent company net investment:
Parent company net investment								6,730	58
Total liabilities and parent company net investment								$ 6,970	$ 64